LESSEE ACCOUNTING (Tables)	12 Months Ended
Mar. 31, 2025
LESSEE ACCOUNTING [Abstract]
Supplemental Information of Remaining Lease Terms and Discount Rates
Supplemental information about the remaining lease terms and discount rates applied as of March 31, 2025, and March 31, 2024, are as follows:

Lease term and discount rate	March 31, 2025	March 31, 2024
Weighted average remaining lease term (months)	60	75
Weighted average discount rate	5.5%	5.3%

Future Lease Payments Under Operating Leases
The following table provides our future lease payments under our operating leases as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$5,719
2027	5,163
2028	3,451
2029	2,184
2030 and thereafter	5,601
Total lease payments	22,118
Less: interest	(2,924)
Present value of lease liabilities	$19,194